Other (Loss) Gain - Schedule of Other (Loss) Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other (Loss) Gain [Abstract]
Exchange (loss) gain	$ 75,023	$ (9,104)	$ (208,232)
Total	$ 75,023	$ (9,104)	$ (208,232)